Inventories (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Inventories [Abstract]
Finished goods	€ 839	€ 750
Raw materials and supplies	585	449
Spare parts and other	184	157
Total inventories	€ 1,608	€ 1,356